Long Term Debt - Total Debt (Table) (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Debt Instrument
Total debt	$ 580,615	$ 583,315
Less: Current portion	5,400	5,400
Long-term portion	575,215	577,915
(i) Issued In April, 2007 maturing In June, 2017 Capital Product Partners L.P. Bank Loan
Debt Instrument
Total debt	250,850	250,850
Margin	2.00%
(ii) Issued In March, 2008 maturing In March 2018 Capital Product Partners L.P. Bank Loan
Debt Instrument
Total debt	235,765	238,465
Margin	3.00%
(iii) Issued In June 2011 maturing In March 2018 Capital Product Partners L.P. Bank Loan
Debt Instrument
Total debt	19,000	19,000
Margin	3.25%
(iv) Issued in September 2013 maturing in December 2020 Capital Product Partners L.P. Bank Loan
Debt Instrument
Total debt	$ 75,000	$ 75,000
Margin	3.50%